Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Infrastructure And Energy Alternatives, LLC [Member]
Related Party Transaction [Line Items]
Series A Preferred Ownership Percentage	100.00%		100.00%
Contingent Consideration Ownership Percentage	100.00%		100.00%
ARES [Member]
Related Party Transaction [Line Items]
Series B Preferred Equity Agreement - All Equity Ares	60.00%		60.00%
Series B-2 Preferred Equity Agreement - Ares	100.00%		100.00%
Oaktree
Related Party Transaction [Line Items]
Series B Preferred Equity Agreement - All Equity Oaktree	40.00%		40.00%
Oaktree | Clinton Lease Agreement
Related Party Transaction [Line Items]
Expenses from transactions with related parties	$ 178	$ 153	$ 534	$ 459	$ 700	$ 100